BANK LOAN (Details Narrative) - USD ($)						1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 15, 2021	Apr. 10, 2020	Jan. 10, 2020	Jan. 10, 2017	Nov. 03, 2015	Feb. 26, 2021	Jul. 18, 2018	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Loan amount	$ 16,320,000	$ 103,200				$ 720,000
Promissory note									$ 3,124
Description of date								The note was paid off in full in July of 2021.
Current liabilities								$ 24,352,265	24,352,265	$ 4,753,343
Note outstanding balance								77,000	735,000	735,000
Community National Bank [Member]
Promissory note				$ 245,000	$ 50,000			210,738	214,452	222,736
Current liabilities								$ 10,380	8,725	8,904
Annual interest rate				5.00%
Note principal amount after modified			$ 222,736
Prime rate			1.00%
Monthly payment			$ 1,730
Maturity date			February 1, 2037		December 15, 2017		July 18, 2021
Minimum rate of interest			4.25%
Interest rate			5.75%				8.00%
Note outstanding balance							$ 25,298		$ 3,124	$ 12,005